Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events [Abstract]
Subsequent events	Note 22. - Subsequent events On August 2, 2022, the Board of Directors of the Company approved a dividend of $0.445 per share, which is expected to be paid on September 15, 2022.